Statement of Compliance	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Statement of Compliance
2.	Statement of Compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) Accounting Standards, as issued by the International Accounting Standards Board.
The consolidated financial statements were authorized for issuance by management on April 2
9
, 2026.

Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for the following material items in the statement of financial position, as described in the accounting policy below.

(a)	Derivatives instruments measured at fair value

(b)	Financial instruments measured at fair value through profit or loss

(c)	Financial instruments measured at fair value through other comprehensive income

(d)	Defined benefit liabilities measured at the present value of the defined benefit obligation less the fair value of the plan assets
Functional and presentation currency
The financial statements of POSCO HOLDINGS INC. and its subsidiaries are prepared in functional currency of the respective operation. These consolidated financial statements are presented in Korean Won, which is POSCO HOLDINGS INC.’s functional currency which is the currency of the primary economic environment in which POSCO HOLDINGS INC. operates.
Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS Accounting Standards requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period prospectively.

(a)	Judgments
Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Note 1 - Subsidiaries, associates and joint ventures

•	Note 11 - Investments in associates and joint ventures

•	Note 12 - Joint operations

(b)	Assumptions and estimation uncertainties
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next fiscal year is included in the following notes:

•	Note 15 - Goodwill and other intangible assets

•	Note 20 - Provisions

•	Note 21 - Employee benefits

•	Note 23 - Financial instruments

•	Note 29 - Revenue – contract balances

•	Note 35 - Income taxes

•	Note 38 - Commitments and contingencies

(c)	Measurement of fair value
The Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities. The Company has an established control framework with respect to the measurement of fair values. This includes the valuation team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the financial officer.
The valuation team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS Accounting Standards including the level in the fair value hierarchy in which such valuation techniques should be classified.
Significant valuation issues are reported to the Company’s Audit Committee.
When measuring the fair value of an asset or a liability, the Company uses market observable data to the greatest extent possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

•	Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 - inputs other than quoted prices included in Level 1 that are observable for the assets or liabilities, either directly or indirectly.

•	Level 3 - inputs for the assets or liabilities that are not based on observable market data.
If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Information about the assumptions made in measuring fair values is included in the following note:

•	Note 23 - Financial instruments
Changes in Accounting Policies
Except for the standards and amendments applied for the first time for the reporting period commenced January 1, 2025 described below, the accounting policies applied by the Company in the consolidated financial statements are the same as those applied by the Company in its consolidated financial statements as of and for the year ended December 31, 2025.

(a)	Amendments to IAS No. 21: The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability
For annual reporting periods beginning on or after January 1, 2025,
Amendments to IAS No. 21 The Effects of Changes in Foreign Exchange Rates – Lack of Exchangeability
specifies how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows. The amendments had no material impact on the Company’s consolidated financial statements.

(b)	Amendments to IFRS No. 17 Insurance Contracts: Disclosure of Estimation Techniques for Inputs Used in Measuring Insurance Contract
For annual reporting periods ending on or after December 31, 2025,
Amendments to IFRS No. 17 Insurance Contracts
introduce additional disclosure requirements. In certain circumstances, an entity may have insufficient historical data or experience available for specific insurance products. In such cases, insurance-related laws or regulations may require the application of principle-based estimation techniques. Where the estimation techniques used by the entity to determine inputs applied in the measurement of insurance contracts differ from the principle-based estimation techniques required by applicable insurance-related regulations, and the entity concludes that information about such differences is relevant and material to users of the financial statements, the entity is required to disclose the following information:

•
the estimation techniques for inputs used based on significant judgments by the entity including the basis for those judgments and how they differ from the principle-based estimation techniques required by applicable regulations; and

•
the effects on the estimates of future cash flows, the contractual service margin, insurance revenue and insurance service expenses that would arise if the principle-based estimation techniques required by applicable regulations had been applied.

However, these amendments are effective only until the annual reporting period ending on December 31, 2029. The amendments had no material impact on the Company’s consolidated financial statements.